Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Alpha Architect 1-3 Month Box ETF (the “Fund”)
(a series of EA Series Trust)

Ticker Symbol: BOXX
Listed on Cboe BZX, Inc.

November 28, 2023

Supplement to the
Summary Prospectus dated November 21, 2022, as supplemented December 19, 2022 and the Prospectus dated November 21, 2022, as supplemented December 16, 2022
Effective as of November 28, 2023, the following information supplements and supersedes any contrary information contained in the Fund’s Summary Prospectus and Prospectus:

Alpha Architect 1-3 Month Box ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect 1-3 Month Box ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Adviser’s contractual fee waiver effective November 28, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	The “Example” table included in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Alpha Architect 1-3 Month Box ETF | Alpha Architect 1-3 Month Box ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.3949%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.3949%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.1949%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	85
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 459

[1]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.1949% of the Fund’s average daily net assets. This agreement will remain in place until January 31, 2025 and may only be terminated by the Board of Trustees.
[2]	Restated to reflect the Adviser’s contractual fee waiver effective November 28, 2023.